Corporate information	12 Months Ended
Dec. 31, 2025
Disclosure of Corporate Information [Abstract]
Corporate information

1. Corporate information

Stevanato Group S.p.A. (herein referred to as the “Company” and together with its subsidiaries the “Group”) is headquartered in Italy and its registered office is located in via Molinella 17, Piombino Dese (Padua, Italy). The Group operates in the design, production and distribution of products and processes to provide integrated solutions for the bio-pharma and healthcare industries, leveraging on regular investment and the selected acquisition of skills and new technologies to maintain and enhance its status as a global leader in the bio-pharma industry. The Group's principal products include containment solutions, drug delivery systems, medical devices, diagnostic and analytical services, visual inspection machines, assembling and packaging machines, and glass forming machines.

At December 31, 2025, the Group operated 13 manufacturing facilities, consisting of: (i) ten plants dedicated to the manufacturing and assembly of bio‑pharma and healthcare products (located in Italy, Germany, Slovakia, Brazil, Mexico, China and the United States); and (ii) three plants dedicated to machinery and equipment manufacturing (located in Italy and Denmark). The Group also operates two analytical service sites (in Italy and the United States) and five commercial sites (in Italy, China, Japan, and India, with the Indian entity incorporated on February 23, 2025).

The Group continues to expand its global industrial footprint, primarily to support high‑value solutions production in Italy and the United States. In Latina (Italy), commercial production began in 2023, with ongoing ramp‑up of high‑value syringe output. The Group is also preparing the next phase of ready‑to‑use cartridge manufacturing, expected to become commercially operational in 2026. In the United States, the Group is progressing with the development of its new EZ‑fill® manufacturing hub in Fishers, Indiana. Customer validations—initiated in late 2023—are expected to continue into 2026. Commercial production began in the third quarter of 2024, and additional production lines will continue to be installed, validated and commercialized throughout 2026. The facility is also preparing equipment for device contract‑manufacturing activities expected to become commercially available by the end of 2026.

The global footprint allows the Group to sell products and provide services in approximately 65 countries worldwide.

Stevanato Group S.p.A. is controlled by Stevanato Holding S.r.l. which holds 73.73% of its share capital.

On July 16, 2021, Stevanato Group's shares began trading on the New York Stock Exchange under the symbol STVN.